Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Component of Income Tax Expense

The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Current
Bermuda	$—	$—	$—
Foreign	8,571	7,571	6,223

	8,571	7,571	6,223

Deferred
Bermuda	—	—	—
Foreign	(1,740)	(2,078)	(1,742)

	(1,740)	(2,078)	(1,742)

	$6,831	$5,493	$4,481

Components of Income Before Income Taxes and Noncontrolling Interest

The components of income before income taxes and noncontrolling interest were as follows:

	2013	2012	2011
Bermuda sources	$—	$—	$—
Foreign sources	196,205	210,556	208,499

	$196,205	$210,556	$208,499

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2013	2012	2011
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.92%	0.54%	0.44%
Tax uncertainties	2.56%	2.07%	1.71%

	3.48%	2.61%	2.15%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	2013	2012
Current deferred tax assets
Other	$1,491	$2,332

Current deferred tax assets	1,491	2,332

Non-current deferred tax assets
Net operating loss carryforwards	314	11,605
Other	2,524	2,957

Non-current deferred tax assets	2,838	14,562

Non-current deferred tax liabilties
Containers, net	21,318	19,067
Other	686	744

Non-current deferred tax liabilties	22,004	19,811

Net deferred tax liability	$17,675	$2,917

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2013 and 2012 are as follows:

Balance at December 31, 2011	$21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	26,084
Increases related to prior year tax positions	171
Decreases related to prior year tax positions	(598)
Increases related to current year tax positions	5,973
Settlements	(220)
Lapse of statute of limitations	(1,727)

Balance at December 31, 2013	$29,683